Note 16 - Investment in Joint Venture and Other Investment - Investment in Joint Venture (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance,	$ 7,396,738	$ 6,183,800
Total gain for period included in Investment income	1,024,714	1,212,938	$ 987,604
Balance	4,000,000	7,396,738	6,183,800
Other investment income	1,024,714	1,212,938	987,604
Impairment of other investment	$ (4,421,452)